Risk Management - Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [Line Items]
Credit exposure	$ 398,863	$ 400,369
Mortgages [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	52,014	50,207
Private placements [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	42,842	40,756
Policy loans [member]
Disclosure of external credit grades [Line Items]
Credit exposure	6,397	6,398
Loans to Bank clients [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,506	1,976
Derivative Assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	17,503	27,793
Accrued investment income [member]
Disclosure of external credit grades [Line Items]
Credit exposure	2,641	2,523
Reinsurance assets [member]
Disclosure of external credit grades [Line Items]
Credit exposure	44,579	45,836
Other financial assets [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	6,242	6,156
FVTPL [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	189,722	183,061
AFS [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	33,097	$ 35,663
Other [Member]
Disclosure of external credit grades [Line Items]
Credit exposure	$ 1,320